Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill resulting from an immaterial acquisition	$ 100,935	$ 80,193
Value of intangible asset	181,227	154,026
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	67,060	64,005
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	100,728	79,455
Other [Member]
Goodwill [Line Items]
Value of intangible asset	13,439	10,566
Actix [Member]
Goodwill [Line Items]
Goodwill resulting from an immaterial acquisition	84,261
Actix [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	22,900
Useful life of intangible assets	4 years
Actix [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	21,400
Useful life of intangible assets	4 years
Actix [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	2,000
Useful life of intangible assets	4 years
Celcite [Member]
Goodwill [Line Items]
Goodwill resulting from an immaterial acquisition	78,142
Celcite [Member] | Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	22,372
Useful life of intangible assets	3 years
Celcite [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	46,432
Useful life of intangible assets	4 years
Celcite [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,781
Useful life of intangible assets	3 years